SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Major Customer Data As Percentage Of Total Revenues) (Details) - Sales Revenue Goods Net [Member] - Affiliate Companies [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer [Member]
Concentration Risk [Line Items]
Percentage of total revenues	18.77%	22.10%	14.00%
Customer Two [Member]
Concentration Risk [Line Items]
Percentage of total revenues	11.37%		11.80%